Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	Dec. 31, 2020	Dec. 31, 2019
Pension Assets
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets | Domestic
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	19.00%	17.00%
Pension Assets | Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	16.00%
Pension Assets | Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	26.00%
Pension Assets | International
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	15.00%	12.00%
Pension Assets | International | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%
Pension Assets | International | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%
Pension Assets | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	35.00%	35.00%
Pension Assets | Fixed income securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	37.00%
Pension Assets | Fixed income securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	47.00%
Pension Assets | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	8.00%	9.00%
Pension Assets | Real estate and real assets | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	8.00%
Pension Assets | Real estate and real assets | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	18.00%
Pension Assets | Private equity
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	9.00%	8.00%
Pension Assets | Private equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	5.00%
Pension Assets | Private equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	15.00%
Pension Assets | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%	17.00%
Pension Assets | Preferred interest | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	6.00%
Pension Assets | Preferred interest | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	16.00%
Pension Assets | Other
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	4.00%	2.00%
Pension Assets | Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%
Pension Assets | Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	5.00%
Postretirement (VEBA) Assets
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement (VEBA) Assets | Domestic
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	19.00%	20.00%
Postretirement (VEBA) Assets | Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	14.00%
Postretirement (VEBA) Assets | Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	24.00%
Postretirement (VEBA) Assets | International
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	14.00%	12.00%
Postretirement (VEBA) Assets | International | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	9.00%
Postretirement (VEBA) Assets | International | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	19.00%
Postretirement (VEBA) Assets | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	45.00%	52.00%
Postretirement (VEBA) Assets | Fixed income securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	40.00%
Postretirement (VEBA) Assets | Fixed income securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	50.00%
Postretirement (VEBA) Assets | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement (VEBA) Assets | Real estate and real assets | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%
Postretirement (VEBA) Assets | Real estate and real assets | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	6.00%
Postretirement (VEBA) Assets | Private equity
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	1.00%	2.00%
Postretirement (VEBA) Assets | Private equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%
Postretirement (VEBA) Assets | Private equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	6.00%
Postretirement (VEBA) Assets | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement (VEBA) Assets | Preferred interest | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%
Postretirement (VEBA) Assets | Preferred interest | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%
Postretirement (VEBA) Assets | Other
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	13.00%
Postretirement (VEBA) Assets | Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	15.00%
Postretirement (VEBA) Assets | Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	25.00%